SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT
Estimated Useful Life
Electronic equipment	3 years

SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS AMORTIZED
Estimated Useful Life
Trademarks	2 to 10 years
Patents	3 to 20 years
Online platform	10 years
Customer Relationships	10 years

SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATES	The exchange rates used for foreign currency translation were as follows (US Dollars $1 = RMB):
	Period/Year End	Average
06/30/2026	6.7851	6.8624
12/31/2025	6.9931	7.1875
06/30/2025	7.1636	7.2526